Cash and Cash Equivalents, Marketable Securities - Schedule of Fixed Income Investment Funds (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fixed Income Investment Funds [Abstract]
Period	$ 17	$ 26	$ 7,765
Change Amount	$ (9)	$ (7,739)
Change Percentage	(35.00%)	(100.00%)